Pension, Retiree Medical and Savings Plans (Components of Benefit Expense) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
United States Pension Plan of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge		$ 141		$ 195
Service cost		393	$ 467	407
Interest cost		580	527	534
Expected return on plan assets		(784)	(823)	(796)
Amortization of prior service cost/(credit)		21	18	17
Amortization of net loss/(gain)		175	289	259
Gross total		385	478	421
Settlement/curtailment loss/(gain)(a)	[1]	141	(4)	185
Special termination benefits		24	22	8
Total		550	496	614
International
Defined Benefit Plan Disclosure [Line Items]
Service cost		98	111	100
Interest cost		131	118	115
Expected return on plan assets		(176)	(157)	(146)
Amortization of prior service cost/(credit)			1	1
Amortization of net loss/(gain)		53	66	53
Gross total		106	139	123
Settlement/curtailment loss/(gain)(a)	[1]	7	7	4
Special termination benefits				1
Total		113	146	128
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost		36	45	50
Interest cost		58	54	65
Expected return on plan assets		(27)	(27)	(22)
Amortization of prior service cost/(credit)		(28)	(23)	(26)
Amortization of net loss/(gain)		(4)	1
Gross total		35	50	67
Special termination benefits		3	2	5
Total		$ 38	$ 52	$ 72

[1]	U.S. includes pension lump sum settlement charge of $141 million in 2014 and $195 million in 2012. These charges are reflected in items affecting comparability (see additional unaudited information in “Items Affecting Comparability” in Management’s Discussion and Analysis of Financial Condition and Results of Operations).